Parent Only Information (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Parent Only Information (Details) [Line Items]
Current liabilities	¥ 21,735	¥ 39,826	$ 11,513
Non-current liabilities			69,762
Minimum [Member]
Parent Only Information (Details) [Line Items]
Current liabilities			11,513
Non-current liabilities
Maximum [Member]
Parent Only Information (Details) [Line Items]
Current liabilities			81,275
Non-current liabilities			$ 69,762